Schedule of Impairment Loss on Financial Assets (Details)	12 Months Ended
	Apr. 30, 2026 USD ($)	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)
Impairment Loss On Financial Assets
Trade receivables	$ (16,791)	$ (21,388)	$ (9,727)	$ 8,834
Other receivables				79,721
Contract assets	22,163	28,231	14,814	812
Impairment loss on financial assets	$ 5,372	$ 6,843	$ 5,087	$ 89,367